TAXES ON INCOME (Accounting for Uncertain Tax position) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accounting for Uncertain Tax position:
Balance at beginning of period		$ 60	$ 30	$ 0
Increase in unrecognized tax benefits as a result of tax positions taken during the year			30	30
Decrease in unrecognized tax benefits as a result of tax positions taken during a prior year		(60)
Balance at end of period			$ 60	$ 30
US [Member]
Income Tax Contingency [Line Items]
Open tax years by major jurisdiction	2008-2011
Israel [Member]
Income Tax Contingency [Line Items]
Open tax years by major jurisdiction	2006-2011
Germany [Member]
Income Tax Contingency [Line Items]
Open tax years by major jurisdiction	2008-2011